Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using the equity method
Schedule of investment in associate and percentage of equity interest held in associate

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
At beginning of year	37,253	29,452	115,124
Additions	—	100,000	60,000
Share of losses of associate	(15,442)	(14,328)	(4,878)
Gain on dilution of interest in associate (Note 8)	7,641	—	2,511
At end of year	29,452	115,124	172,757

Schedule of Investment in joint venture and percentage of equity interest held in joint venture

	For the year ended December 31,
	2019	2020
	RMB’000	RMB’000

At beginning of year	—	3,705
Additions	4,321	2,040
Share of losses of joint venture	(526)	(2,924)
Exchange difference	(90)	155
At end of year	3,705	2,976